NOTES PAYABLE AND OTHER DEBT Scheduled Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Scheduled Maturities
2016		$ 51,918
Remainder of 2016	$ 51,408
2017	8,779	12,580
2018	1,708	1,800
2019	1,796	1,848
2020	1,883	1,945
Thereafter	52,380	55,585
Subtotal	117,954	125,676
Less: unamortized discounts	(195)	(205)
Total notes payable and other debt	$ 115,503	$ 122,759	$ 151,359